ACCOUNTING POLICIES - (Details) £ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Dec. 28, 2022 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 item	Dec. 31, 2022 USD ($)
ACCOUNTING POLICIES
Sale value	£ 54.0
Amount of loan facility		£ 1.7	£ 1.7
Reduction in total indebtedness			£ 22.0
Number of reportable segments | item				1
Website
ACCOUNTING POLICIES
Useful life, intangible assets other than goodwill			5 years
Bitcoin - BTC
ACCOUNTING POLICIES
Bitcoin, value held		34.0	£ 34.0
Improvements To Data Centre
ACCOUNTING POLICIES
Useful life, property, plant and equipment			5 years
Office Equipment
ACCOUNTING POLICIES
Useful life, property, plant and equipment			3 years
Data centres and assets under construction
ACCOUNTING POLICIES
Useful life, property, plant and equipment			25 years
Electrical equipment
ACCOUNTING POLICIES
Useful life, property, plant and equipment			3 years
Argo innovation Labs Inc.
ACCOUNTING POLICIES
Proportion of ownership interest in subsidiary			100.00%
Loan agreement with Galaxy Digital LP
ACCOUNTING POLICIES
Amount of loan facility		£ 29.0	£ 29.0		$ 35
Borrowings term		32 months
Loan agreement with Galaxy Digital LP | Asset-backed loans
ACCOUNTING POLICIES
Amount of loan facility	£ 29.0
Borrowings term	3 years
Minimum
ACCOUNTING POLICIES
Transaction fees as a percentage of mining earnings			5.00%
Percentage of voting rights			20.00%
Minimum | Mining And Computer Equipment
ACCOUNTING POLICIES
Useful life, property, plant and equipment			3 years
Maximum
ACCOUNTING POLICIES
Transaction fees as a percentage of mining earnings			10.00%
Percentage of voting rights			50.00%
Useful life, property, plant and equipment			4 years